Convertible debentures, Key Inputs Derivative Liabilities (Details)	Jul. 31, 2025 USD ($)	Oct. 08, 2024	Jul. 31, 2024 USD ($)	Sep. 12, 2023 USD ($)	Aug. 13, 2021 USD ($)
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.90	0.99	0.90
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.90
Risk-free Interest Rate [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.0301	0.0453	0.0349
Risk-free Interest Rate [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.0275		0.0438	0.0425	0.0487
Risk-free Interest Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.0427	0.0061	0.046
Expected Term (Years) [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	1.63		0.54	2	0.82
Expected Term (Years) [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.26	0.01	0.35
Expected Annual Volatility for the Company [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	1.50		1.12	1.50	1.45
Expected Annual Volatility for the Company [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.85	0.925	0.90
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.025	1	0.05
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.025	0.025
Common Conversion Ratio [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.083	0.1462	0.155
Common Conversion Ratio [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.063	0.083
Foreign Exchange Rate [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.7242	0.734	0.747
Foreign Exchange Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.718	0.727